Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Summary of Significant Accounting Policies (Textual)
Cash inflows for continuing operations	$ 4,100
Provision for doubtful debt	11,400	$ 21,900
Net loss from continuing operations	31,600	2,581	$ (12,633)
Cash and cash equivalents	1,001	1,931	13,009
Restricted cash	5,000	1,931
Inventories provision	1,513	1,782
Deferred cost of revenues		6,931
Advertising expenditures included in sales and marketing expenses		29	20
Share-based compensation, percentage	70.00%
Impairment loss of long-lived assets		13,000
Impairment loss of goodwill
Right-of-use assets	$ 2,201
Operating lease liabilities		$ 2,193
Agreements, description	The Group accounts for profit sharing with franchisees as selling expenses in the consolidated statements of operations. Pursuant to the Group's policy, the amount of discounts that may be provided by the franchisees to consumers is capped at 5%, based on which, the Group recognized the maximum amount of discounts that may be provided by the franchisees as reductions of revenue in accordance with ASC 606-10.
Deferred revenue recognized	$ 7,227
Retained earnings				$ 930